Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2019	¥ 3	¥ 27,240	¥ (8,920)	¥ 370	¥ (1,415)	¥ 17,278
Balance (in Shares) at Mar. 31, 2019 | shares	4,380,000
Net loss			(21,701)			(21,701)
Capital contribution (Note 14(1)(i))	¥ 1	21,428				21,429
Capital contribution (Note 14(1)(i)) (in Shares) | shares	137,793
Debt-equity swap (Note 14(2)(i))		23,884				23,884
Cancellation of non-controlling interest (Note 1)		665	(2,196)		1,415	(116)
Foreign currency translation difference				(837)		(837)
Balance at Mar. 31, 2020	¥ 4	73,217	(32,817)	(467)		39,937
Balance (in Shares) at Mar. 31, 2020 | shares	4,517,793
Net loss			(16,627)			(16,627)
Foreign currency translation difference				1,868		1,868
Balance at Mar. 31, 2021	¥ 4	73,217	(49,444)	1,401		25,178
Balance (in Shares) at Mar. 31, 2021 | shares	4,517,793
Net loss			(38,833)		(497)	(39,330)	$ (6,196)
Issuance of ordinary shares upon initial public offering, net of offering costs (note 15)	¥ 1	79,019			10	79,030
Issuance of ordinary shares upon initial public offering, net of offering costs (note 15) (in Shares) | shares	3,750,000
Foreign currency translation difference				(377)	(33)	(410)
Balance at Mar. 31, 2022	¥ 5	¥ 152,236	¥ (88,277)	¥ 1,024	¥ (520)	¥ 64,468	$ 10,157
Balance (in Shares) at Mar. 31, 2022 | shares	8,267,793